RESERVES (Tables)	6 Months Ended
Dec. 31, 2022
RESERVES [Abstract]
Reserves	Reserves
	December 31, 2022 US$	June 30, 2022 US$
Share based payments reserve	14,666,453	12,985,856
Foreign currency translation reserve	(698,976)	(596,331)
Total reserves	13,967,477	12,389,525

Movements in Share-based Payments Reserve
Movements in share based payments reserve

	No. of Listed Options	No. of Unlisted Options	No. of Performance Rights	No. of RSUs	US$
December 31, 2022
Opening balance at July 1, 2022	-	23,824,000	27,620,000	600,000	12,985,856
Grant of employee incentive securities	-	424,372	1,135,000	424,372	-
Exercise of options	-	(737,000)	-	-	(72,935)
Conversion of RSUs	-	-	-	(200,001)	(167,487)
Grant of options to advisor	-	1,000,000	-	-	354,788
Share-based payments expense	-	-	-	-	1,566,231
Closing balance at December 31, 2022	-	24,511,372	28,755,000	824,371	14,666,453

December 31, 2021
Opening balance at July 1, 2021	12,624,214	25,800,000	16,325,000	-	4,738,007
Grant of employee incentive securities	-	600,000	8,990,000	600,000	-
Exercise of options	(12,606,704)	(1,776,000)	-	-	(92,479)
Expiry of options	(17,510)	-	-	-	-
Share-based payments expense	-	-	-	-	4,764,135
Closing balance at December 31, 2021	-	24,624,000	25,315,000	600,000	9,409,663